UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-07850

                                                              PNC Advantage Funds

(Exact name of registrant as specified in charter)

One East Pratt Street – 5th Floor

                                     Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

Delaware Corporations LLC

800 Delaware Avenue

                              Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:        1-800-622-3863

Date of fiscal year end: May 31

Date of reporting period:    August 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

P N C   A d v a n t a g e   F u n d s

I N V E S T M E N T   A B B R E V I A T I O N S   A N D   D E F I N I T I O N S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

FRN — Floating Rate Note. The rate shown is the rate in effect on August 31, 2016, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

See Notes to Schedule of Investments.

P N C   A d v a n t a g e   I n s t i t u t i o n a l   T r e a s u r y   M o n e y   M a r k e t   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

	Par	Value
	(000)	(000)
U.S. TREASURY OBLIGATIONS — 49.9%
U.S. Treasury Bills† — 8.0%
0.235%, 09/01/16	$21,000	$21,000
0.270%, 11/03/16	5,000	4,998
0.426%, 01/19/17	20,000	19,967

		45,965

U.S. Treasury Notes — 41.9%
0.500%, 09/30/16	10,000	10,001
0.625%, 10/15/16	12,000	12,004
0.375%, 10/31/16	8,000	8,000
0.388%, 10/31/16 (FRN)	47,000	47,003
0.625%, 11/15/16	5,000	5,002
0.500%, 11/30/16	15,000	15,004
0.625%, 12/15/16	9,000	9,006
0.500%, 01/31/17	10,000	10,002
0.750%, 03/15/17	5,000	5,007
0.409%, 04/30/17 (FRN)	43,000	43,009
0.625%, 05/31/17	8,000	8,004
0.412%, 07/31/17 (FRN)	30,000	30,004
0.503%, 10/31/17 (FRN)	20,000	20,017
0.419%, 01/31/17 (FRN)	19,000	19,005

		241,068

Total U.S. Treasury Obligations (Cost $287,033)		287,033

	Number of Shares
MONEY MARKET FUND — 1.0%
Invesco Treasury Portfolio,
Institutional Class 0.220% (A)	5,640,715	5,641

Total Money Market Fund (Cost $5,641)		5,641

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — 49.6%

Goldman Sachs & Co.

0.250% (dated 08/31/16, due 09/01/16, repurchase price $55,000,382, collateralized by U.S. Treasury Note and U.S. Treasury Bond, 0.625% and 0.750%, due 02/15/17 and 06/30/17, total value $56,100,037)	$55,000	$55,000

HSBC Securities USA

0.280% (dated 08/31/16, due 09/01/16, repurchase price $90,000,700, collateralized by U.S. Treasury Notes, 0.084% and 1.375%, due 01/31/17 and 05/31/20, total value $91,804,300)	90,000	90,000

Merrill Lynch Pierce Fenner & Smith

0.300% (dated 08/31/16, due 09/01/16, repurchase price $50,000,417, collateralized by U.S. Treasury Note, 0.125%, due 04/15/17,total value $51,000,000)	50,000	50,000

Royal Bank of Canada Capital Markets LLC

0.300% (dated 08/31/16, due 09/01/16, repurchase price $50,000,417, collateralized by U.S. Treasury Notes, 0.000% to 8.000%, due 09/01/16 to 05/15/46, total value $51,000,501)	50,000	50,000

Toronto Dominion Securities LLC

0.300% (dated 08/31/16, due 09/01/16, repurchase price $40,000,333, collateralized by U.S. Treasury Notes, 0.750% to 2.250%, due 11/30/17 to 11/30/20, total value $40,800,095)	40,000	40,000

Total Repurchase Agreements (Cost $285,000)		285,000

TOTAL INVESTMENTS — 100.5% (Cost $577,674)*		577,674

Other Assets & Liabilities — (0.5)%		(3,076)

TOTAL NET ASSETS — 100.0%		$574,598

* Also cost for Federal income tax purposes.

†	The rate shown is the effective yield at purchase date.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Schedule of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2016 is as follows (See Note 2 in Notes to Schedule of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Money Market Fund	$5,641	$–	$–	$5,641

Repurchase Agreements	–	285,000	–	285,000

U.S. Treasury Obligations	–	287,033	–	287,033

Total Assets - Investments in Securities	$5,641	$572,033	$–	$577,674

There were no transfers between Levels during the three-month period ended August 31, 2016.

See Notes to Schedule of Investments.

P N C   A d v a n t a g e   F u n d s

N O T E S   T O   S C H E D U L E   O F   I N V E S T M E N T S

A u g u s t   3 1 ,   2 0 1 6   ( U n a u d i t e d )

1. Fund Organization

PNC Advantage Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Trust currently offers one diversified investment portfolio, PNC Advantage Institutional Treasury Money Market Fund (the “Fund”).

2. Significant Accounting Policies

The preparation of Schedule of Investments in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments. Actual results could differ from those estimates. The Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

The following is a summary of significant accounting policies followed by the Fund.

Investment Valuation

The investments of the Fund, other than investments in other money market funds, funding agreements and repurchase agreements, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board of Trustees of the Trust (the “Board”). No such investments held on August 31, 2016 were valued using a method other than amortized cost.

Investments in other money market funds are valued at their respective net asset values (“NAV”) as determined by those funds each business day.

Investments in repurchase agreements and funding agreements are generally valued at par, which approximates market value, each business day.

Fair value represents the estimated price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

●	Level 1 — quoted prices in active markets for identical securities, including, but not limited to:

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

●	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, observable correlated market inputs.

Fixed Income Securities, Money Market Fund Investments Valued at Amortized Cost and Funding and Repurchase Agreements Valued at Par – independent pricing service-supplied valuations or quoted prices for similar securities or obligations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of securities or obligations of comparable quality, stability, risk, coupon, collateral (as applicable), maturity, type, trading factors, multiple indications of value from dealers or other financial institutions that trade the securities or obligations.

●	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments; or, the significant use of unobservable inputs or stale inputs.

The Fund recognizes transfers into and out of levels, if any, at the end of the reporting period. The Fund did not have any transfers between Levels during the three-month period ended August 31, 2016.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of the Fund’s securities as of August 31, 2016 can be found at the end of the Fund’s Schedule of Investments.

Investment Transactions

Investment transactions are recorded on a trade date basis for financial statement preparation purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with a value no less than the repurchase price (including accrued interest). A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value. Upon an event of default under the Master Repurchase Agreement, if the seller defaults and the value of the collateral security declines or if the seller enters an insolvency proceeding, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral security and recovery of any losses incurred.

3. Certain Principal Risks

An investment in the Fund is subject to a number of risks. Below is a discussion of some, but not all, of the risks of investing in the Fund. Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

The Fund may invest up to 5% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in the Fund’s Schedule of Investments.

Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, and third-party insurance.

4. Subsequent Events

Subsequent events have been evaluated through the date the Schedule of Investments was issued. There were no material subsequent events identified which required adjustment to the Schedule of Investments.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNC Advantage Funds

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date	10/21/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date	10/21/2016

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer
(principal financial officer)

Date	10/21/2016

*  Print the name and title of each signing officer under his or her signature.